Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2021
Basic and Diluted Net Loss per Share
Basic and Diluted Net Loss per Share

19.  Basic and Diluted Net Loss per Share

Basic and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings (loss) per share for each of the year ended December 31, 2019 and 2020, and 2021 are calculated as follows:

	Year Ended December 31,
	2019	2020	2021
Basic and diluted net loss per share calculation
Numerator:
Net loss attributable to Tuya Inc.’s ordinary shareholders, basic and diluted	(73,907)	(66,912)	(175,424)
Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	221,980,000	221,980,000	489,149,533
Net loss per share attributable to ordinary shareholders:
Basic	(0.33)	(0.30)	(0.36)
Diluted	(0.33)	(0.30)	(0.36)

The following ordinary shares equivalent were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2019	2020	2021
Preferred Shares – weighted shares	279,377,303	278,163,799	—
Share option and RSU – weighted shares	35,867,233	44,743,156	61,989,697